Inventories	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Inventories
10.	Inventories

Inventories consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Raw materials, components and consumables	US$	520.9	Rs.	36,026.0	Rs.	45,175.0
Work-in-progress		562.8		38,917.6		40,431.7
Finished goods		4,556.0		315,072.3		338,689.5

Total	US$	5,639.7	Rs.	390,015.9	Rs.	424,296.2

Inventories of finished goods include Rs. 43,807.1 million and Rs. 40,236.1 million as at March 31, 2019 and 2018, respectively, relating to vehicles sold subject to repurchase arrangements.

Cost of inventories (including cost of purchased products) recognized as expense during the years ended March 31, 2019, 2018 and 2017, amounted to Rs. 2,283,424.2 million, Rs. 2,172,364.1 million and Rs. 1,975,324.2 million, respectively.

During the years ended March 31, 2019, 2018 and 2017, the Company recorded inventory write-down expenses of Rs. 6,086.3 million, Rs.6,074.2 million and Rs. 3,725.1 million (excluding provision for loss of inventory at port of Tianjin in China mentioned below), respectively.

A provision of Rs. 16,383.9 million (GBP 157 million)(net of insurance recoveries of Rs. 5,342.4 million (GBP 55 million)) has been recognized against the carrying value of inventory during the year ended March 31, 2016, for the damage due to explosion at the port of Tianjin in China in August 2015. During the year ended March 31, 2018 and 2017, the Company has reversed initial provision amounting to Rs. 111.9 million (GBP 1.4 million) and Rs. 13,301.0 million (GBP 151 million), respectively relating to insurance recoveries, recovery of import duties and taxes and an updated assessment of the condition of the remaining vehicles.